Average Annual Total Returns - VIPSectorFunds-InitialComboPRO - VIPSectorFunds-InitialComboPRO - VIP Utilities Portfolio	Aug. 04, 2023
VIP Utilities Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	5.47%
Past 5 years	10.64%
Past 10 years	11.37%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F1528
Average Annual Return:
Past 1 year	1.24%
Past 5 years	9.06%
Past 10 years	11.03%